Investment in Joint Operations - Information of Assets and Liabilities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint operations [line items]
Noncurrent assets	$ 785,601	$ 383,420	$ 333,913
Current assets	208,415	122,298	87,226
Total assets	994,016	505,718	421,139
Noncurrent liabilities	452,690	250,451	220,012
Current liabilities	178,969	102,734	82,466
Total liabilities	631,659	353,185	302,478
Exploration expenses	5,466	2,456	3,155
Joint Ventures [member]
Disclosure of joint operations [line items]
Noncurrent assets	130,272	66,887	63,145
Current assets	4,024	2,417	2,602
Total assets	134,296	69,304	65,747
Noncurrent liabilities	11,484	5,876	5,946
Current liabilities	9,695	5,524	6,293
Total liabilities	21,179	11,400	12,239
Production cost	39,713	24,471	21,624
Exploration expenses	$ 242	$ 767	$ 849